Trade and other receivables (Details) - INR (₨) ₨ in Millions		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current
Current trade and other receivables, gross		₨ 67,958	₨ 50,937
Less: Allowance for credit losses		(1,194)	(1,296)	₨ (1,202)
Current trade and other receivables, net		66,764	49,641
Non-current
Non-current trade and other receivables, gross	[1]	54	118
Less: Allowance for credit losses		0	0
Non-current trade and other receivables, net		₨ 54	₨ 118

[1]	Represents amounts receivable pursuant to an out-licensing arrangement with a customer. As these amounts are not expected to be realized within twelve months from the end of the reporting date, they are disclosed as non-current.